Shareholders’ Equity (Deficit)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity (Deficit) [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 9 – SHAREHOLDERS’ EQUITY (DEFICIT):

a.	Share capital

The share capital as of December 31, 2023 and 2022, is composed of as follows:

	Number of shares
	Authorized		Issued and outstanding
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Ordinary shares, NIS 0.01 par value	50,000,000	50,000,000	20,387,428	15,049,720

The Ordinary Shares entitle their holders: to receive notices of, and to attend, general meetings where each Ordinary Share shall have one vote for all purposes; to share distributions as may be declared by the Board of Directors of the Company and approved by the shareholders, if required; and, upon liquidation or dissolution - to participate in the distribution of the assets of the Company after payment of all debts and other liabilities of the Company, in accordance with the terms of the Company’s Articles of Association.

On inception, the Company issued 4,500,000 Ordinary Shares to its three co-founders for a total consideration equal to their par value (approximately $12 thousand). In October 2021, the total consideration was paid off by the co-founders.

On March 10, 2016, the Company issued to certain investors 1,844,268 ordinary A shares, NIS 0.01 par value of the Company (“Ordinary A Shares”) for a total consideration of $500 thousand.

The Ordinary A Shares conferred on the holders all rights to holders of Ordinary Shares in the Company and, in addition, bore preferred rights primarily advanced in return of their investments plus 2% per year, in a liquidation event as described in the Company’s Articles of Association.

In 2021, those Ordinary A Shares were converted into Ordinary Shares, and the Company reclassified the Company’s authorized share capital of 2,000,000 Ordinary A Shares into 2,000,000 Ordinary Shares and increased the Company’s authorized share capital by 10,000,000 Ordinary Shares.

During 2018, 2020, 2021 and 2022, the Company issued 111,142, 15,430, 241,533 and 4,666 Ordinary Shares, respectively, upon exercise of employees’ options.

In April 2021, the Company issued to new investors 1,343,374 Ordinary Shares, and 671,687 warrants exercisable into Ordinary Shares in consideration of 125% of the per share purchase price in an initial public offering of the Company, if and when it shall occur, for total consideration of $3.025 million, before $100 thousand of issuance expenses.

During September 2022, the Company completed the IPO, in which were issued 3,750,000 Ordinary Shares and warrants to purchase 8,625,000 Ordinary Shares.

During 2022, the Company entered into SAFEs for $500 thousand with 5 investors, $100 thousand each, of which $400 thousand were converted to 118,204 Ordinary Shares and $100 thousand of one investor were paid back in cash upon the closing of the IPO. Those SAFEs were not mandatorily redeemable, nor redeemable at the option of the holder after a specified date, but in an Equity Financing (as defined in the SAFEs) which under current liquidity circumstances constitutes a redemption event outside of the Company’s control. The Company issued to each SAFE investor a warrant to purchase Ordinary Shares of the Company with an exercise price of $6.345 per share in such offering for an aggregate amount of up to $25 thousand (exercisable for a total of 15,760 Ordinary Shares, until the earlier of: (i) eighteen (18) months from January 2022; or (ii) in a change of control event, which generally covers (a) a transaction in which any person or group becomes the beneficial owner, directly or indirectly, of more than 50% of the Company’s outstanding voting securities with the right to vote for the election of members of the Company’s Board of Directors, or (b) any reorganization, merger or consolidation of the Company, or (c) a sale, lease or other disposition of all or substantially all of the Company’s assets).

During September 2022, investors exercised 40,000 warrants into Ordinary Shares. During October 2022, a former employee of the Company exercised 4,666 options into Ordinary Shares.

In June 2023, 724,139 warrants were exercised into 724,139 Ordinary Shares at an exercise price of $2.00 per Ordinary Share.

During November 2023, the Company completed a follow-on public offering for gross proceeds of $2 million, in which the Company issued 4,444,444 Ordinary Shares priced to the public at $0.45 per share.

b.	Share-based compensation

In 2015, the Company’s Board of Directors adopted the 2015 Share Option Plan (the “2015 Plan”), with 1,032,805 options available for grant, and through December 31, 2021, the Company’s Board of Directors approved, in the aggregate, an increase of 800,000 options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that, there are 1,832,805 Ordinary Shares reserved under the 2015 Plan (including those that were exercised into Ordinary Shares).

On December 15, 2022, the Company’s Board of Directors approved an increase of a total of 424,653 Ordinary Shares underlying options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that there are 2,257,458 Ordinary Shares underlying options granted (including options that were exercised into Ordinary Shares) or reserved for future issuance under the 2015 Plan.

On August 23, 2023, the Company’s Board of Directors approved an increase of a total of 931,139 Ordinary Shares underlying options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that there are 3,188,597 Ordinary Shares underlying options granted (including options that were exercised into Ordinary Shares) or reserved for future issuance under the 2015 Plan.

As of March 13, 2024, the Company had 1,066,637 Ordinary Shares reserved for future issuance under the 2015 Plan.

Options to employees

Below is a summary of the Company’s options activity and related information with respect to options granted to employees during the years ended December 31, 2023 and 2022.

	Year ended December 31,		Year ended December 31,
	2023		2022
	Amount of options	Weighted average exercise price	Amount of options	Weighted average exercise price

Outstanding - beginning of the year	988,264	$0.563	863,264	$0.614
Granted	*471,500	$1.224	145,000	$0.184
Exercised	-	$-	(4,666)	$0.003
Expired or forfeited	(5,000)	$0.664	(15,334)	$0.003

Outstanding - end of the year	1,454,764	$0.777	988,264	$0.563

Exercisable at end of year	889,125	$0.612	753,236	$0.703

The weighted-average grant date fair value of stock-based awards granted was $1.224, $0.184 and $0.323 per share during the years ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of employment.

The following weighted-average assumptions were used in determining the most recent fair values of stock options using the Black-Scholes valuation model:

2023

Expected dividend yield	0%
Expected stock price volatility	55.0%
Risk free interest rate	4.10%
Expected life of options	6.25

*	Including the grant of 120,000 options to purchase up to 120,000 Ordinary Shares to directors, as approved by the Company’s shareholders on November 30, 2023, with an exercise price of $1.32 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of employment or service. The fair value of each option as of the grant date was $0.12, determined using the Black-Scholes option pricing model and the total expenses of $15 thousand will be expensed over the option vesting periods of three years.

Options to consultants

The Company’s outstanding options to consultants as of December 31, 2023 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	110,655	$0.003	110,655
2017	Rendered services	36,885	$0.003	36,885
2021	Rendered services	69,090	$0.003-$2.25	69,090
2023*	Rendered services	100,000	$0.546	37,778

*	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 100,000 Ordinary Shares to a consultant, with an exercise price of $0.55 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $0.26, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.

The share-based compensation expenses are recognized in the following line items in the consolidated statements of comprehensive loss in the years ended:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Research and development expenses	83	180	105
Sales and marketing expenses	61	401	111
General and administrative expenses	97	209	83
	241	790	299

Equity Warrants to investors and associated with the IPO, as of December 31, 2023:

Number of warrants/ options	Issuance date	Exercise price	Exercise ratio	Expiration date	Notes
7,860,861	September 13, 2022	$2.00	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Registered for trading (*)
671,687	September 15, 2022	$5.29	Each warrant is exercisable into 1 Ordinary Share, See note 7(B) above	18 months following the issuance date	Owned by April 2021 investors
187,500	September 15, 2022	$5.31	Each warrant is exercisable into 1 Ordinary Share	5 years following the issuance date	Owned by underwriter
23,640	September 15, 2022	$4.23	Each warrant is exercisable into 1 Ordinary Share	10 years following the issuance date	Owned by the legal advisor

(*) The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the Ordinary Shares underlying the warrants under the Securities Act is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of Ordinary Shares purchased upon such exercise.

The exercise price per whole Ordinary Share purchasable upon exercise of the warrants $4.00 per share (the “Initial Exercise Price”). The exercise price is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s Ordinary Shares and also upon any distributions of assets, including cash, stock or other property to the Company’s shareholders. Subject to certain exemptions outlined in the warrant, for a period until two years from the date of issuance of the warrant, if the Company shall sell, enter into an agreement to sell and subsequently sells, or grant any option to purchase, or sell, enter into an agreement to sell and subsequently sells, or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition the subsequently closes) any Ordinary Shares or convertible security, at an effective price per share less than the exercise price of the warrant then in effect, the exercise price of the warrant shall be reduced to equal the effective price per share in such Dilutive Issuance; provided, however, that in no event shall the exercise price of the warrant be reduced to an exercise price lower than 50% of the Initial Exercise Price. On the date that is 90 calendar days immediately following the initial issuance date of the warrants, the exercise price of the warrants will adjust (the “Reset Price”), provided that such value is less than the exercise price in effect on that date. The Reset Price is equal to the greater of (a) 50% of the Initial Exercise Price of the warrants on the issuance date or (b) 100% of the lowest volume weighted average price per Ordinary Share occurring on any day between the initial exercise date of the warrants and 90 calendar days following the issuance date of the warrants. The lowest Reset Price is $2.00, which is 50% of the Initial Exercise Price.